Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lingyi Kong [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Due to related party	$ 1,212,020	$ 3,176,325
Zhejiang Rayak Technology Co. Ltd. [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Due to related party	564,868	0
Shengling Xiang [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Due to related party	0	333,840
Related Party [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Due to related party	1,776,888	3,510,165
Wenzhou Ailefu Technology Co Ltd [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Accounts payables, related parties	132,136	0
Wenzhou Ailefu Technology Co Ltd [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Accounts payables, related parties	132,136	0
ZheJiang Rayak Technology Co., Ltd. [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Accounts receivables, related parties	3,178,800
Wenzhou Weidi Technology Co. Ltd. [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Accounts receivables, related parties		1,314,332
Accounts receivables, related parties [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Accounts receivables, related parties	3,178,800	1,314,332
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Advance to suppliers, related parties	671,200	0
Wenzhou Ailefu Technology Co. Ltd. [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Advance to suppliers, related parties	613,585	0
Advance to suppliers, related parties [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Advance to suppliers, related parties	1,284,785	0
Other receivables, related parties [Member]
Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) [Line Items]
Other receivables, related parties	$ 14,300	$ 0